GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill and Intangible Assets

Goodwill and Intangible assets originated from the acquisition of ReVera on April 2, 2015. The following is a summary of intangible assets as of December 31, 2019 and 2018:

	As of December 31,
	2 0 1 9	2 0 1 8
Original amount:
Technology	$12,305	$12,305
Customer relationships	5,191	5,191
Backlog	3,506	3,506
IPR&D	1,927	1,927
	22,929	22,929

Accumulated amortization:
Technology	8,350	6,592
Customer relationships	3,511	2,644
Backlog	3,506	3,506
IPR&D	-	-
	15,367	12,742
Net book value	$7,562	$10,187

Schedule of Annual Amortization Expenses

Amortization expenses amounted to $2,625, $2,613 and $2,561 for the years ended December 31, 2019, 2018 and 2017, respectively.

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NOVA MEASURING INSTRUMENTS LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars in thousands, except share and per share data)

NOTE 6  -  GOODWILL AND INTANGIBLE ASSETS (Cont.)

Annual amortization expenses (excluding IPR&D ) are expected as follows:

Year ending December 31,
2020	$2,503
2021	2,297
2022	736
2023	84
2024	15
$5,635